Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) ¥ in Millions, $ in Millions	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Allowance for doubtful accounts receivable	$ 97	¥ 665	¥ 316
Allowance for loans and interest receivable, current	0	0	660
Allowance for loans and interest receivable, non current	0	0	104
Total current liabilities	7,661	52,613	82,057
Total non-current liabilities	7,262	49,879	39,299
Variable Interest Entity, Primary Beneficiary
Total current liabilities	3,351	23,008	18,775
Total non-current liabilities	$ 747	¥ 5,128	¥ 5,151
Class A Ordinary Shares
Common stock, par value per share | $ / shares	$ 0.00005
Common stock, shares authorized	825,000,000	825,000,000	825,000,000
Common stock, shares issued	27,654,802	27,654,802	27,614,978
Common stock, shares outstanding	27,654,802	27,654,802	27,614,978
Class B Ordinary Shares
Common stock, par value per share | $ / shares	$ 0.00005
Common stock, shares authorized	35,400,000	35,400,000	35,400,000
Common stock, shares issued	7,201,254	7,201,254	7,201,254
Common stock, shares outstanding	7,201,254	7,201,254	7,201,254